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                                  CERTIFICATION
                                  -------------

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectuses and Janus Adviser Money Market Fund Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 25 ("PEA No. 25") on November 25, 2005, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                  Janus Adviser Balanced Fund
                  Janus Adviser Contrarian Fund
                  Janus Adviser Core Equity Fund
                  Janus Adviser Flexible Bond Fund
                  Janus Adviser Foreign Stock Fund
                  Janus Adviser Forty Fund
                  Janus Adviser Growth and Income Fund
                  Janus Adviser High-Yield Fund
                  Janus Adviser International Growth Fund
                  Janus Adviser Large Cap Growth Fund
                  Janus Adviser Mid Cap Growth Fund
                  Janus Adviser Mid Cap Value Fund
                  Janus Adviser Money Market Fund
                  Janus Adviser Orion Fund
                  Janus Adviser Risk-Managed Core Fund
                  Janus Adviser Risk-Managed Growth Fund
                  Janus Adviser Small Company Value Fund
                  Janus Adviser Small-Mid Growth Fund
                  Janus Adviser Worldwide Fund

                  (collectively, the "Funds").

         3.       The text of PEA No. 25 has been filed electronically.

         DATED:  November 30, 2005
                                                     JANUS ADVISER SERIES
                                                     on behalf of the Funds


                                                     By: /s/ Kelly Abbott Howes
                                                        ------------------------
                                                        Kelley Abbott Howes
                                                        Vice President